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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: MARCH 31 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        04/10/2013
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total: $1,061,125
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
MARCH 31 2013

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

CASTLE A M & CO		    COM		148411101       4,756	 271,744   SH		SOLE	NONE   271,744	0
THE ADT CORPORATION	    COM		00101J106      27,051	 552,730   SH		SOLE	NONE   552,730	0
AMERICAN GREETINGS CORP	    COM	CL A	026375105       1,535	  95,371   SH		SOLE	NONE    95,371	0
AMERICAN INTL GROUP INC	    COM		026874784      26,423	 680,645   SH		SOLE	NONE   680,645	0
AMERICAN INTL GROUP INC	    WTS01/19/21 026874156	  965	  63,500   SH		SOLE	NONE	63,500	0
ASHFORD HOSPITALITY TR INC  COM		044103109      10,951	 885,992   SH		SOLE	NONE   885,992	0
ASSURED GUARANTY LTD	    COM		G0585R106       6,536	 317,134   SH		SOLE	NONE   317,134	0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	1,214  1,662,605   SH		SOLE	NONE 1,662,605 	0
CABLEVISION SYS CORP	    COM		12686C109         898 	  60,000   SH		SOLE	NONE    60,000	0
CEDAR REALTY TRUST INC	    COM		150602209       3,338 	 546,248   SH		SOLE	NONE   546,248	0
CHARTER COMMUNICATIONS INC  COM		16117M305	3,646	  35,000   SH		SOLE	NONE	35,000	0
COPART INC		    COM		217204106      30,590	 892,628   SH		SOLE	NONE   892,628	0
CRACKER BARREL OLD CTRY STR COM		22410J106       5,135	  63,516   SH		SOLE	NONE    63,516	0
CSX CORP		    COM		126408103      25,124  1,020,039   SH		SOLE	NONE 1,020,039	0
ECHOSTAR CORP		    COM		278768106	1,773	  45,500   SH		SOLE	NONE	45,500	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	2,097  1,263,521   SH		SOLE	NONE 1,263,521	0
ENGILITY HLDGS INC	    COM		29285W104	2,985	 124,467   SH		SOLE	NONE   124,467	0
EPR PPTYS CNV 5.75%	    PFD SER C   26884U208	  681     29,627   SH		SOLE	NONE    29,627	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,586     63,887   SH		SOLE	NONE    63,887  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      16,625    970,546   SH		SOLE	NONE   970,546  0
GENERAL DYNAMICS CORP	    COM		369550108      29,257	 414,941   SH		SOLE	NONE   414,941	0
GENERAL MOTORS COMPANY	    COM		37045V100      18,069	 649,485   SH		SOLE	NONE   649,485	0
ISTAR FINL INC 3.000%11/1   NOTE 	45031UBR1       5,467  4,650,000   SH		SOLE	NONE 4,650,000	0
ISTAR FINANCIAL INC	    COM		45031U101      14,599  1,340,546   SH		SOLE	NONE 1,340,546 	0
HUNT J B TRANS SVCS INC	    COM		445658107       4,885     65,586   SH		SOLE	NONE    65,586  0
PENNEY J C INC		    COM		708160106 	2,088	 138,199   SH		SOLE	NONE   138,199	0
KINDER MORGAN INC 	    WTS05/25/17 49456B119	7,395  1,438,683   SH		SOLE	NONE 1,438,683	0
LEUCADIA NATL CORP	    COM		527288104      11,374    414,657   SH		SOLE	NONE   414,657  0
LIVE NATION ENTERTAINMENT   COM		538034109	4,689	 379,049   SH		SOLE	NONE   379,049	0
MBIA INC		    COM		55262C100       6,569    639,631   SH		SOLE	NONE   639,631  0
NUSTAR GP HOLDINGS LLC	    COM		67059L102       1,610     49,540   SH		SOLE	NONE    49,540  0
PENNSYLVANIA RL ESTATE INVT COM		709102107       3,942    203,325   SH		SOLE	NONE   203,325  0
PRIMERICA INC		    COM		74164M108	5,429	 165,617   SH		SOLE	NONE   165,617	0
REIS INC		    COM		75936P105	3,127	 201,200   SH		SOLE	NONE   201,200	0
RITCHIE BROS AUCTIONEERS    COM		767744105      16,134	 743,509   SH		SOLE	NONE   743,509	0
SEARS HLDGS CORP	    COM		812350106      20,574    411,719   SH		SOLE	NONE   411,719	0
SEARS HOMETOWN & OUTLET STO COM		812362101      33,607    832,892   SH		SOLE	NONE   832,892	0
SL GREEN RLTY CORP	    COM		78440X101      11,864    137,779   SH		SOLE	NONE   137,779  0
STATE AUTO FINL CORP	    COM		855707105	7,092	 407,117   SH		SOLE	NONE   407,117	0
STRATEGIC HOTELS & RESORTS  COM		86272T106	3,530	 422,760   SH		SOLE	NONE   422,760	0





Options



BANK OF AMERICA CORP        COM         060505104      66,866  5,489,800   SH	CALL	SOLE	NONE 5,489,800  0
PENNEY J C INC		    COM		708160106       5,596    370,300   SH	CALL	SOLE	NONE   370,300	0
ISTAR FINANCIAL INC         COM		45031U101       8,628    792,300   SH	CALL	SOLE	NONE   792,300  0
SEARS HOLDINGS CORPORATION  COM         812350106     206,087  4,124,200   SH   CALL    SOLE    NONE 4,124,200  0
ISHARES TR		    ETF		464288953      67,564	 716,100   SH	PUT	SOLE	NONE   716,100	0
SPDR S&P 500 TRUST 	    ETF		78462F953     321,174  2,050,000   SH	PUT	SOLE	NONE 2,050,000  0





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